Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Liabilities
Schedule of other current liabilities

	December 31,	December 31,
	2022	2023

	(in thousands)
Accrued payroll and related expenses	$22,586	26,329
Guarantee deposit received	14,251	34,270
Accrued mask, mold fees and other expenses for RD	10,330	14,813
Received in advance from disposal of land	—	7,383
Accrued software maintenance	3,850	7,222
Lease liabilities	4,218	4,636
Payable for purchases of building and equipment	2,670	3,102
Provision on onerous inventory contract	5,791	599
Allowance for sales discounts	2,180	552
Accrued insurance, welfare expenses, professional fee and others	9,659	10,385
	$75,535	109,291

Schedule of activity in the sales discounts

	Balance at			Balance at
	beginning	Charges to	Amounts	end of
Period	of year	earnings	utilized	year

	(in thousands)
Year 2021	$809	13,632	(12,871)	1,570
Year 2022	$1,570	26,830	(26,220)	2,180
Year 2023	$2,180	20,429	(22,057)	552